UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, DC 20549

					Form 13F

				Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [ ]; Amendment Number: ________
   This Amendment (check only one):[ ] is a restatement
				   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Everett Harris & Co.
888 West Sixth Street, 10th Floor
Los Angeles, CA 90017

Form 13F File Number: 28-5364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Marie A. Beerens
Vice President
213-625-2677

Signature, Place and Date of Signing:
Marie A. Beerens, Los Angeles, CA , May 4th, 1999

Report Type (check only one):

[ X ] 13F HOLDINGS REPORT

[   ] 13F NOTICE

[   ] 13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 130

Form 13F Information Table Value Total: $1,612,712

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
20th Century Industries Cal    COM              tw             171    10538 SH       SOLE                                      10538
AMBAC INC.                     COM              023139108     4228    78300 SH       SOLE                                      78300
AT&T                           COM              001957109      875    10969 SH       SOLE                                      10969
Abbott Laboratories            COM              002824100    26589   568000 SH       SOLE                                     568000
Alberto Culver                 COM              013068200      202     9500 SH       SOLE                                       9500
Albertsons, Inc.               COM              013104104     3813    70040 SH       SOLE                                      70040
America Online                 COM              02364J104    37760   256870 SH       SOLE                                     256870
American Home Products Corp.   COM              026609107    28942   443550 SH       SOLE                                     443550
American International Group   COM              026874107     3813    31607 SH       SOLE                                      31607
Amgen Inc.                     COM              031162100    27417   366168 SH       SOLE                                     366168
Anderson Tully                 COM              034159103     2172        7 SH       SOLE                                          7
Anheuser Busch Cos. Inc.       COM              035229103    16488   216596 SH       SOLE                                     216596
Arden Group Inc. Class A       COM              039762109      215     5204 SH       SOLE                                       5204
Arthur J Gallagher & Co.       COM              ajg            307     6683 SH       SOLE                                       6683
Aurora Flight Sciences         COM              AuroraCs7      628   104660 SH       SOLE                                     104660
Automatic Data Processing Inc. COM              053015103    37775   912996 SH       SOLE                                     912996
Bank One                       COM              06423a103     3324    60375 SH       SOLE                                      60375
BankAmerica Corp. (New)        COM              06605f102     1534    21715 SH       SOLE                                      21715
Barbeques Galore ADR           COM              067091108      277    44304 SH       SOLE                                      44304
Becton Dickinson & Co          COM              075887109    37717   984460 SH       SOLE                                     984460
Berkshire Hathaway  Class A    COM              084670108   204275     2861 SH       SOLE                                       2861
Berkshire Hathaway  Class B    COM              084670207     1037      441 SH       SOLE                                        441
BestFoods Inc.                 COM              08658u101     1543    32830 SH       SOLE                                      32830
Bristol Myers Squibb Co.       COM              110122108    19034   296820 SH       SOLE                                     296820
CMG Information Services       COM              125750109    32448   177250 SH       SOLE                                     177250
Cedar Fair Dep. Unt. LP        COM              150185106      347    13817 SH       SOLE                                      13817
CellNet Data Systems           COM              15115m101      143    24794 SH       SOLE                                      24794
Cheese Cake Factory, Inc.      COM              CAKECHESE      226     9500 SH       SOLE                                       9500
Chevron Corp.                  COM              166751107     7295    82199 SH       SOLE                                      82199
Cisco Systems Inc.             COM              17275R102    32461   296275 SH       SOLE                                     296275
CitiGroup Inc.                 COM              172967101      519     8133 SH       SOLE                                       8133
Coca Cola Company              COM              191216100    19778   322254 SH       SOLE                                     322254
Costco Companies Inc.          COM              22160q102     6597    72050 SH       SOLE                                      72050
Crowley Maritime Corp.         COM              228090106     2892     1900 SH       SOLE                                       1900
Dayton Hudson Corp.            COM              239753106     6659    99950 SH       SOLE                                      99950
Deltagen                       COM              DeltaGen9     5712  5712500 SH       SOLE                                    5712500
Disney Walt                    COM              254687106    51628  1658726 SH       SOLE                                    1658726
Dow Jones MITTS - Mat. 01/14/0 COM              590188660      132    11255 SH       SOLE                                      11255
Ecolab, Inc.                   COM              278865100     2301    64806 SH       SOLE                                      64806
Eli Lilly & Co                 COM              532457108      272     3200 SH       SOLE                                       3200
Emerson Electric Company       COM              291011104     1641    30996 SH       SOLE                                      30996
Enron Corp                     COM              293561106    26768   416623 SH       SOLE                                     416623
Enron Oil & Gas                COM              293562104     2763   166178 SH       SOLE                                     166178
Equifax Inc.                   COM              294429105     2348    68300 SH       SOLE                                      68300
Exxon Corp.                    COM              302290101     4145    58740 SH       SOLE                                      58740
Farmer Bros. Co.               COM              307675108    13019    65753 SH       SOLE                                      65753
Farmers & Merchants Bank of Lo COM              308243104     5351     1911 SH       SOLE                                       1911
Federal Home Loan Mtg. Vtg.    COM              313400301      458     8000 SH       SOLE                                       8000
Federal National Mortgage      COM              313586109     1177    17000 SH       SOLE                                      17000
First National Bank of Anchora COM              322387101     7542     7252 SH       SOLE                                       7252
Fisher Cos                     COM              337756209    20715   357152 SH       SOLE                                     357152
Fran's Healthy Helpings        COM              Frans          693   693000 SH       SOLE                                     693000
Franklin Resources             COM              354613101     3381   120200 SH       SOLE                                     120200
GTE Corp.                      COM              362320103      364     6012 SH       SOLE                                       6012
Gannett Company, Inc.          COM              364730101    13800   219040 SH       SOLE                                     219040
Gazoontite                     COM              gazoontit      450   450000 SH       SOLE                                     450000
General Electric Co.           COM              369604103     3363    30400 SH       SOLE                                      30400
Gillette Co.                   COM              375766102    12500   210300 SH       SOLE                                     210300
Grey Advertising Inc.          COM              397838103      598     1724 SH       SOLE                                       1724
Guidant                        COM              401698105     7418   122604 SH       SOLE                                     122604
Healthshop.com                 COM              healthsho     3072  3072000 SH       SOLE                                    3072000
Heinz H.J. Co.                 COM              423074103     2985    63000 SH       SOLE                                      63000
Hershey Foods                  COM              427866108     7311   130400 SH       SOLE                                     130400
Hewlett-Packard Company        COM              428236103     1828    26961 SH       SOLE                                      26961
Home Depot                     COM              437076102    63027  1012482 SH       SOLE                                    1012482
Ingles Markets Class A         COM              457030104      254    22107 SH       SOLE                                      22107
Intel Corp.                    COM              458140100    74148   623745 SH       SOLE                                     623745
Johnson & Johnson              COM              478160104    44596   476959 SH       SOLE                                     476959
Keweenaw Land Assoc.           COM              493026108      786    19415 SH       SOLE                                      19415
Kohler Co.                     COM              500236203      612       12 SH       SOLE                                         12
Lee Enterprises Inc.           COM              523768109    14320   493780 SH       SOLE                                     493780
Mattel Inc.                    COM              577081102      418    16766 SH       SOLE                                      16766
McDonalds Corp.                COM              580135101    28713   633660 SH       SOLE                                     633660
Media General Inc. Cl. A       COM              584404107      378     8134 SH       SOLE                                       8134
Medtronic Inc.                 COM              585055106    76881  1069642 SH       SOLE                                    1069642
Merck & Company Inc.           COM              589331107    71584   893400 SH       SOLE                                     893400
Microsoft Corp.                COM              594918104    82879   924736 SH       SOLE                                     924736
Mobil Corp.                    COM              607059102     2438    27700 SH       SOLE                                      27700
Morgan Stanley S&P 500 PEEQS-M COM              617446bg3      466     3695 SH       SOLE                                       3695
Mycotech                       COM                            1420   236703 SH       SOLE                                     236703
Nabisco Holding Class A        COM              629526104     1247    30000 SH       SOLE                                      30000
Pepsico Incorporated           COM              713448108     2476    63192 SH       SOLE                                      63192
Pfizer Inc.                    COM              717081103    79092   570030 SH       SOLE                                     570030
Pitney Bowes, Inc.             COM              724479100     7141   112014 SH       SOLE                                     112014
Plum Creek                     COM                           28072   985000 SH       SOLE                                     985000
Procter & Gamble Co.           COM              742718109      568     5800 SH       SOLE                                       5800
Pulitzer Publishing            COM              745771105     4844    59666 SH       SOLE                                      59666
Rosenwald Partners             COM                              40    40000 SH       SOLE                                      40000
Schering Plough Corp.          COM              806605101     2276    41200 SH       SOLE                                      41200
Scripps Howard Inc. Class A    COM              811054204     1106    25000 SH       SOLE                                      25000
Smucker (J.M.) Class B         COM              832696207      377    21267 SH       SOLE                                      21267
TCA Cable TV, Inc.             COM              872241104      247     5675 SH       SOLE                                       5675
Time Warner Inc.               COM              887315109     3541    50000 SH       SOLE                                      50000
Time Warner Inc.               COM              887315109      281     3974 SH       SOLE                                       3974
Tootsie Roll Industries Inc.   COM              890516107      525    11418 SH       SOLE                                      11418
Tricon Global Restaurants, Inc COM              895953107      336     4779 SH       SOLE                                       4779
Universal Knowledge            COM              universal      500   250000 SH       SOLE                                     250000
University Net Casting         COM              StellaIn2     3900  3900000 SH       SOLE                                    3900000
Vista Enviromental Information COM              VistaEnv0       75    18751 SH       SOLE                                      18751
Visx Inc.                      COM              92844s105      538     5000 SH       SOLE                                       5000
Wal Mart Stores, Inc.          COM              931142103      719     7800 SH       SOLE                                       7800
Warner Lambert Co.             COM              934488107     1113    16800 SH       SOLE                                      16800
Washington Post Co., Class B   COM              939640108    11019    21130 SH       SOLE                                      21130
Waste Management Inc.          COM              902917103      231     5200 SH       SOLE                                       5200
Wesco Financial Corp.          COM              950817106     7933    23470 SH       SOLE                                      23470
Whole Foods Market             COM              966837106    18160   528300 SH       SOLE                                     528300
Wild Planet                    COM              WlidPlan8     1220   610000 SH       SOLE                                     610000
Wm. Wrigley, Jr. Co.           COM              982526105    21223   234673 SH       SOLE                                     234673
B.P. Amoco                     FS               055622104     4136    40950 SH       SOLE                                      40950
Cadbury Schwepps PLC ADR       FS               127209302    11473   197602 SH       SOLE                                     197602
Concordia Paper Holdings Spons FS               206575102        5    20000 SH       SOLE                                      20000
Dorling Kindersley             FS               Dorling        526   100000 SH       SOLE                                     100000
Electrobras Centrais Brasileir FS               15234Q207      196    20142 SH       SOLE                                      20142
Elsevier NV ADR                FS               290259100     2580    86000 SH       SOLE                                      86000
Glaxo Wellcome Plc ADR         FS               37733W105     2091    31240 SH       SOLE                                      31240
Loreal Co. ADR                 FS               502117203     8744    69110 SH       SOLE                                      69110
NV Verenigd Bezit VNU ADR      FS               62945K202     6774   170000 SH       SOLE                                     170000
Nestle Spon ADR Rep            FS               641069406    54376   598623 SH       SOLE                                     598623
Nokia Corp. Cl. A  ADR         FS               654902204     4984    32000 SH       SOLE                                      32000
Novartis A.G. ADR              FS               66987V109     4085    50371 SH       SOLE                                      50371
Novo Nordisk ADR               FS               670100205    11762   215817 SH       SOLE                                     215817
PT Squibb Indonesia-FGN        FS               Y81332911       33    83500 SH       SOLE                                      83500
Pearson PLC ADR                FS                             1797    78350 SH       SOLE                                      78350
Royal Dutch Pete. SH PAR GLD   FS               780257804      698    13420 SH       SOLE                                      13420
Telecomunicacoes Brasileiras A FS               879287308      247     3069 SH       SOLE                                       3069
Tomra Systems ADR              FS               889905204     1006    27000 SH       SOLE                                      27000
Transportadora ADR             FS               893870204      153    16267 SH       SOLE                                      16267
Unilever N.V. 4 Gldrs. NY Shar FS               904784501    50626   762012 SH       SOLE                                     762012
Unilever Plc ADR               FS               904767605     2146    58000 SH       SOLE                                      58000
Weetabix                       FS               WEETABIXC     9318   162926 SH       SOLE                                     162926